Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2018
Employee Benefits And Share-based Payments
Schedule of shares outstanding under the incentive plan

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows

	06.30.18	06.30.17	06.30.16
At the beginning	5,834,676	6,324,737	7,613,638
Granted	(349,482)	(443,839)	(1,028,766)
Disposals	-	(46,222)	(260,135)
At the end	5,485,194	5,834,676	6,324,737

Schedule of options pending at year-end

The following table shows the detail of the options pending at year-end:

	DIC	Cellcom
Exercise price range of outstanding options	NIS 2.92-8	NIS 25.65-51.48
Average price of outstanding options	NIS 6.46	NIS 28.3
Amount of outstanding options	4,745,090	918,665
Average remaining useful life	4.75 years	1.61 years

Schedule of severance pay or retirement benefits

 Benefits to hired employees include post-employment benefits, retirement benefits, share-based plans and other short and long-term benefits. The Group’s liabilities in relation to severance pay and/or retirement benefits of Israeli employees are calculated in accordance with Israeli laws.

	June 30, 2018	June 30, 2017	June 30, 2016
Present value of unfunded obligations	316	673	572
Present value of funded obligations	371	1,789	1,070
Total present value of defined benefits obligations (post-employment)	687	2,462	1,642
Fair value of plan assets	(592)	(1,703)	(1,101)
Recognized liability for defined benefits obligations	95	759	541
Liability for other long-term benefits	15	4	148
Total recognized liabilities	110	763	689
Assets designed for payment of employee benefits	-	-	(4)
Net position from employee benefits	110	763	685

Schedule of changes in the stock option plan

The following table shows the changes in the stock option plan:

	Second tranche	Third tranche	Total
Valid as of July 1, 2017	109,054	109,054	109,054
Exercised	(109,054)	(109,054)	(109,054)
Exercises as of June 30, 2018	-	-	-